FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended
Mar. 31, 2026
Fair Value Disclosures [Abstract]
Summary of assets and liabilities at fair value on a recurring basis
	March 31, 2026
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$9,540	$-	$9,540

Foreign currency derivatives	$-	$4	$-	$4

Total financial assets	$-	$9,544	$-	$9,544

Liabilities:
Warrants	$-	$-	$1	$1

Foreign currency derivatives	$-	$128	$-	$128

Total financial liabilities	$-	$128	$1	$129

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$9,466	$-	$9,466

Total financial assets	$-	$9,466	$-	$9,466

Liabilities:
Warrants	$-	$-	$7	$7

Total financial liabilities	$-	$-	$7	$7